Summary of Significant Accounting Policies (Tables)	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

	As of December 31,
	2024	2025
Balance sheet items, except for equity accounts
Period end US$: HK$ exchange rate	7.7677	7.7833

	For the years ended December 31,
	2024	2025
Items in the statements of operation and comprehensive loss, and statements of cash flows
Average US$: HK$ exchange rate	7.8030	7.7956

Schedule of Property, Plant and Equipment Estimated Life
Categories	Estimated useful lives
Vehicles	1 to 5 years
Furniture and equipment	4 to 8 years
Leasehold improvements	The shorter of the remaining lease term and the useful life of the improvements

Schedule of Estimated Useful Lives by Intangible Assets	Estimated useful lives by intangible asset classes are as follows:
Category	Estimated useful lives
Brand names	5 years
Customer list	5 years
Software	5 years

Schedule of Disaggregation of Revenue

These criteria as they relate to each of the following major revenue generating activities are described below.

	For the years ended December 31,
	2024	2025
	US$	US$
Revenue:
Logistic service	-	4,884,791
Local logistic service	-	4,235,933
Parcel consolidation and cross-border logistic services	-	648,858
Logistics technology solutions services	-	122,840
Total revenue	-	5,007,631

Summary of Group Revenue Recognized

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	For the years ended December 31,
	2024	2025
	US$	US$
Timing of revenue recognition
Over time	-	5,007,631
Total revenue	-	5,007,631